Nicholas Crypto Income ETF
Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 43.9%		Shares	Value
Diversified Financial Services - 6.9%
BitMine Immersion Technologies, Inc. (a)(f)		111,681	$2,803,193
Circle Internet Group, Inc. (a)(b)(f)		37,191	2,377,621
Coinbase Global, Inc. - Class A (a)(b)(f)		40,806	7,946,560
Webull Corp. (a)(b)(f)		613,441	4,312,490
			17,439,864

Internet - 2.5%
Robinhood Markets, Inc. - Class A (a)(b)(f)		63,446	6,311,608

Investment Companies - 31.3% (c)
Bitfarms Ltd. (a)(b)		1,730,373	4,049,073
Cipher Mining, Inc. (a)(b)(f)		870,996	13,901,096
Hut 8 Corp. (a)(b)(f)		424,207	23,683,477
IREN Ltd. (a)(b)(f)		349,863	18,801,638
MARA Holdings, Inc. (a)(b)(f)		342,812	3,256,714
Riot Platforms, Inc. (a)(b)(f)		956,840	14,802,315
			78,494,313

Software - 3.2%
Bullish (a)(b)(f)		132,062	3,988,272
CoreWeave, Inc. - Class A (a)(b)(f)		25,125	2,341,399
Strategy, Inc. - Class A (a)(b)(f)		10,976	1,643,217
			7,972,888
TOTAL COMMON STOCKS (Cost $114,244,483)			110,218,673

PURCHASED OPTIONS - 21.1% (b)(d)(e)(f)	Notional Amount	Contracts
Call Options - 13.9%
Fidelity Wise Origin Bitcoin Fund
Expiration: 02/06/2026; Exercise Price: $77.50	$37,692,924	5,162	167,765
Expiration: 02/20/2026; Exercise Price: $55.00	37,692,924	5,162	9,291,600
Galaxy Digital, Inc., Expiration: 02/20/2026; Exercise Price: $15.00	10,634,238	3,763	4,929,530
IREN Ltd., Expiration: 02/06/2026; Exercise Price: $70.00	17,444,004	3,246	248,319
iShares Ethereum Trust ETF
Expiration: 02/06/2026; Exercise Price: $23.00	10,758,678	5,334	37,338
Expiration: 02/20/2026; Exercise Price: $13.00	21,390,285	10,605	8,006,775
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $140.00	13,723,134	718	3,728,215
Robinhood Markets, Inc., Expiration: 03/20/2026; Exercise Price: $50.00	5,172,960	520	2,580,500
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/06/2026; Exercise Price: $240.00	16,296,608	493	4,489,997
VanEck Bitcoin ETF, Expiration: 02/20/2026; Exercise Price: $23.00	37,694,850	15,905	1,471,213
Total Call Options			34,951,252

Put Options - 7.2%
BitMine Immersion Technologies, Inc.
Expiration: 02/06/2026; Exercise Price: $24.00	1,383,010	551	41,325
Expiration: 02/06/2026; Exercise Price: $24.50	1,418,150	565	53,110
Expiration: 02/20/2026; Exercise Price: $27.00	2,600,360	1,036	331,520
Bullish, Expiration: 02/06/2026; Exercise Price: $31.50	3,986,400	1,320	350,460
CBOE Mini Bitcoin ETF
Expiration: 02/06/2026; Exercise Price: $185.00	20,060,976	1,014	101,400
Expiration: 02/06/2026; Exercise Price: $190.00	16,183,312	818	143,150
Cipher Mining, Inc.
Expiration: 02/06/2026; Exercise Price: $15.00	6,628,188	4,153	230,492
Expiration: 02/06/2026; Exercise Price: $15.50	7,271,376	4,556	364,480
Expiration: 02/20/2026; Exercise Price: $16.50	12,898,872	8,082	1,592,154
Circle Internet Group, Inc., Expiration: 02/06/2026; Exercise Price: $64.00	2,371,803	371	92,379
Coinbase Global, Inc.
Expiration: 02/06/2026; Exercise Price: $195.00	7,789,600	400	260,000
Expiration: 02/06/2026; Exercise Price: $202.50	155,792	8	8,840
CoreWeave, Inc.
Expiration: 02/06/2026; Exercise Price: $95.00	65,233	7	4,060
Expiration: 02/06/2026; Exercise Price: $107.00	2,273,836	244	364,170
Expiration: 02/20/2026; Exercise Price: $93.00	2,171,327	233	196,885
Galaxy Digital, Inc.
Expiration: 02/06/2026; Exercise Price: $27.50	10,634,238	3,763	566,331
Expiration: 02/20/2026; Exercise Price: $31.00	9,868,392	3,492	1,466,640
Hut 8 Corp.
Expiration: 02/06/2026; Exercise Price: $56.00	23,683,086	4,242	1,389,255
Expiration: 02/20/2026; Exercise Price: $56.00	21,974,688	3,936	2,086,080
IREN Ltd.
Expiration: 02/06/2026; Exercise Price: $50.00	64,488	12	3,486
Expiration: 02/06/2026; Exercise Price: $53.00	18,733,764	3,486	1,437,975
Expiration: 02/20/2026; Exercise Price: $50.00	17,444,004	3,246	1,485,045
iShares Ethereum Trust ETF, Expiration: 02/06/2026; Exercise Price: $20.00	10,631,607	5,271	305,718
MARA Holdings, Inc.
Expiration: 02/06/2026; Exercise Price: $8.50	3,256,600	3,428	39,422
Expiration: 02/20/2026; Exercise Price: $10.00	3,021,950	3,181	340,367
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $182.50	13,723,134	718	107,700
Riot Platforms, Inc.
Expiration: 02/06/2026; Exercise Price: $15.50	14,801,696	9,568	712,816
Expiration: 02/20/2026; Exercise Price: $17.00	13,735,813	8,879	1,935,622
Robinhood Markets, Inc.
Expiration: 02/06/2026; Exercise Price: $97.00	11,479,992	1,154	233,685
Expiration: 02/20/2026; Exercise Price: $106.00	11,022,384	1,108	1,132,930
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $139.00	1,631,839	109	28,667
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/06/2026; Exercise Price: $322.50	1,652,800	50	16,275
Expiration: 02/06/2026; Exercise Price: $330.00	14,643,808	443	274,660
Webull Corp.
Expiration: 02/06/2026; Exercise Price: $7.00	4,312,202	6,134	116,546
Expiration: 02/20/2026; Exercise Price: $7.50	4,001,476	5,692	401,286
Total Put Options			18,214,931
TOTAL PURCHASED OPTIONS (Cost $57,233,159)			53,166,183

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.9%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)(h)		37,369,031	37,369,031
TOTAL MONEY MARKET FUNDS (Cost $37,369,031)			37,369,031

TOTAL INVESTMENTS - 79.9% (Cost $208,846,673)			200,753,887
Other Assets in Excess of Liabilities - 20.1%			50,360,123
TOTAL NET ASSETS - 100.0%			$251,114,010

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $75,638,559.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)	All or a portion of the investment is a holding of the Nicholas Crypto Income Cayman Subsidiary.

Nicholas Crypto Income ETF
Consolidated Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.8)%
BitMine Immersion Technologies, Inc., Expiration: 02/20/2026; Exercise Price: $30.50	$(2,600,360)	(1,036)	$(78,736)
Cipher Mining, Inc., Expiration: 02/20/2026; Exercise Price: $19.00	(12,898,872)	(8,082)	(549,576)
CoreWeave, Inc., Expiration: 02/20/2026; Exercise Price: $110.00	(2,171,327)	(233)	(74,560)
Fidelity Wise Origin Bitcoin Fund, Expiration: 02/06/2026; Exercise Price: $75.00	(37,692,924)	(5,162)	(503,295)
Galaxy Digital, Inc., Expiration: 02/20/2026; Exercise Price: $35.00	(9,868,392)	(3,492)	(286,344)
Hut 8 Corp., Expiration: 02/20/2026; Exercise Price: $63.00	(21,974,688)	(3,936)	(1,119,792)
IREN Ltd., Expiration: 02/20/2026; Exercise Price: $59.00	(17,444,004)	(3,246)	(1,468,815)
iShares Ethereum Trust ETF, Expiration: 02/06/2026; Exercise Price: $22.00	(10,758,678)	(5,334)	(82,677)
MARA Holdings, Inc., Expiration: 02/20/2026; Exercise Price: $12.00	(3,021,950)	(3,181)	(57,258)
Riot Platforms, Inc., Expiration: 02/20/2026; Exercise Price: $19.50	(13,735,813)	(8,879)	(182,020)
Robinhood Markets, Inc., Expiration: 02/20/2026; Exercise Price: $116.00	(11,022,384)	(1,108)	(182,820)
Webull Corp., Expiration: 02/20/2026; Exercise Price: $8.50	(4,001,476)	(5,692)	(45,536)
Total Call Options			(4,631,429)

Put Options - (6.7)%
BitMine Immersion Technologies, Inc.
Expiration: 02/06/2026; Exercise Price: $25.50	(1,383,010)	(551)	(78,518)
Expiration: 02/06/2026; Exercise Price: $26.00	(1,418,150)	(565)	(98,027)
Expiration: 02/20/2026; Exercise Price: $23.00	(2,600,360)	(1,036)	(119,140)
Bullish, Expiration: 02/06/2026; Exercise Price: $33.00	(3,986,400)	(1,320)	(511,500)
CBOE Mini Bitcoin ETF
Expiration: 02/06/2026; Exercise Price: $195.00	(20,060,976)	(1,014)	(314,340)
Expiration: 02/06/2026; Exercise Price: $200.00	(16,183,312)	(818)	(433,540)
Cipher Mining, Inc.
Expiration: 02/06/2026; Exercise Price: $16.00	(6,628,188)	(4,153)	(423,606)
Expiration: 02/06/2026; Exercise Price: $17.00	(7,271,376)	(4,556)	(740,350)
Expiration: 02/20/2026; Exercise Price: $14.00	(12,898,872)	(8,082)	(654,642)
Circle Internet Group, Inc., Expiration: 02/06/2026; Exercise Price: $67.00	(2,371,803)	(371)	(163,240)
Coinbase Global, Inc.
Expiration: 02/06/2026; Exercise Price: $205.00	(7,789,600)	(400)	(503,000)
Expiration: 02/06/2026; Exercise Price: $210.00	(155,792)	(8)	(13,220)
CoreWeave, Inc.
Expiration: 02/06/2026; Exercise Price: $99.00	(65,233)	(7)	(5,845)
Expiration: 02/06/2026; Exercise Price: $111.00	(2,273,836)	(244)	(430,660)
Expiration: 02/20/2026; Exercise Price: $86.00	(2,171,327)	(233)	(122,325)
Galaxy Digital, Inc.
Expiration: 02/06/2026; Exercise Price: $29.50	(10,634,238)	(3,763)	(237,069)
Expiration: 02/20/2026; Exercise Price: $27.00	(9,868,392)	(3,492)	(675,702)
Hut 8 Corp.
Expiration: 02/06/2026; Exercise Price: $58.00	(23,683,086)	(4,242)	(1,520,757)
Expiration: 02/20/2026; Exercise Price: $48.00	(21,974,688)	(3,936)	(789,168)
IREN Ltd.
Expiration: 02/06/2026; Exercise Price: $54.00	(64,488)	(12)	(5,580)
Expiration: 02/06/2026; Exercise Price: $55.00	(10,672,764)	(1,986)	(1,027,755)
Expiration: 02/06/2026; Exercise Price: $56.00	(8,061,000)	(1,500)	(806,250)
Expiration: 02/20/2026; Exercise Price: $41.00	(17,444,004)	(3,246)	(673,545)
iShares Ethereum Trust ETF, Expiration: 02/06/2026; Exercise Price: $21.00	(10,631,607)	(5,271)	(579,810)
MARA Holdings, Inc.
Expiration: 02/06/2026; Exercise Price: $10.00	(3,256,600)	(3,428)	(257,100)
Expiration: 02/20/2026; Exercise Price: $8.00	(3,021,950)	(3,181)	(73,163)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $195.00	(13,723,134)	(718)	(437,980)
Riot Platforms, Inc.
Expiration: 02/06/2026; Exercise Price: $16.50	(14,801,696)	(9,568)	(1,329,952)
Expiration: 02/20/2026; Exercise Price: $15.00	(13,735,813)	(8,879)	(892,340)
Robinhood Markets, Inc.
Expiration: 02/06/2026; Exercise Price: $101.00	(11,479,992)	(1,154)	(447,175)
Expiration: 02/20/2026; Exercise Price: $95.00	(11,022,384)	(1,108)	(487,520)
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $144.00	(1,631,839)	(109)	(43,327)
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/06/2026; Exercise Price: $335.00	(1,652,800)	(50)	(44,125)
Expiration: 02/06/2026; Exercise Price: $342.50	(14,643,808)	(443)	(626,845)
Vaneck Bitcoin ETF, Expiration: 02/20/2026; Exercise Price: $23.01	(37,694,850)	(15,905)	(795,250)
Webull Corp.
Expiration: 02/06/2026; Exercise Price: $7.50	(4,312,202)	(6,134)	(318,968)
Expiration: 02/20/2026; Exercise Price: $6.50	(4,001,476)	(5,692)	(91,072)
Total Put Options			(16,772,406)
TOTAL WRITTEN OPTIONS (Premiums received $22,266,124)			$(21,403,835)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Nicholas Crypto Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$110,218,673	$–	$–	$110,218,673
Purchased Options	–	53,166,183	–	53,166,183
Money Market Funds	37,369,031	–	–	37,369,031
Total Investments	$147,587,704	$53,166,183	$–	$200,753,887

Liabilities:
Investments:
Written Options	$–	$(21,403,835)	$–	$(21,403,835)
Total Investments	$–	$(21,403,835)	$–	$(21,403,835)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.